LIFE INSURANCE SETTLEMENT POLICIES - Investment Method (Details)	Sep. 30, 2023 USD ($) insurance_contract	Dec. 31, 2022 USD ($) insurance_contract	Dec. 31, 2021 USD ($)
Number of Life Insurance Policies
0-1 | insurance_contract	0	1
1-2 | insurance_contract	1	1
2-3 | insurance_contract	2	2
3-4 | insurance_contract	1	1
4-5 | insurance_contract	2	2
Thereafter | insurance_contract	6	11
Number of Life Insurance Policies | insurance_contract	12	18
Face Value
0-1	$ 0	$ 3,000,000
1-2	500,000	500,000
2-3	1,500,000	2,000,000
3-4	8,000,000	500,000
4-5	500,000	3,850,000
Thereafter	26,800,000	32,480,000
Face Value	37,300,000	42,330,000
Carrying Value
0-1	0	1,220,000
1-2	329,714	327,683
2-3	437,775	1,039,088
3-4	82,869	260,000
4-5	320,110	845,000
Thereafter	2,946,031	5,024,340
Carrying Value	$ 4,116,499	$ 8,716,111	$ 0